PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET.
Schedule of property, plant and equipment, net

	December 31,
	2023	2024
Buildings and plant	$906,293	$1,221,351
Machinery and equipment	2,020,209	2,939,696
Furniture, fixtures and equipment	124,283	159,058
Motor vehicles	3,219	3,564
Less: Accumulated depreciation	535,159	703,980
Less: Impairment of fixed assets	—	170,565
Property, plant and equipment, net	$2,518,845	$3,449,124
Construction in process	1,107,578	52,534
Less: Impairment of construction in process	—	2,448
Total	$3,626,423	$3,499,210